Accrued and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accrued and Other Liabilities [Abstract]
Schedule of Accrued and Other Liabilities	Accrued and other liabilities consisted of the following:
	As of
	December 31, 2023	June 30, 2024
	$	$
		Unaudited
Accrued payroll and welfare	635	551
Amounts due to students	268	—
Deferred revenue	544	422
Others	21	—
Total	1,468	973